Employee benefit plans and compensation plans - Defined benefit plans - Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Employer benefit payments/settlements	$ 0.3	$ 0.4
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2020	0.5
2021	0.4
2022	0.4
2023	0.4
2024	0.5
2024 -2028	3.1
Total benefit payments required	$ 5.3